Accumulated Other Comprehensive (Loss) Income	9 Months Ended
Sep. 30, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive (Loss) Income
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

The components of accumulated other comprehensive (loss) income consisted of the following:

(in thousands of $)	Pension and post-retirement benefit plan adjustments	Share of affiliates' comprehensive income	Total accumulated comprehensive (loss) income
Balance at December 31, 2015	(12,400)	(192)	(12,592)
Other comprehensive income	—	2,606	2,606
Balance at September 30, 2016	(12,400)	2,414	(9,986)

Balance at December 31, 2016	(12,956)	3,414	(9,542)
Other comprehensive income	—	1,621	1,621
Balance at September 30, 2017	(12,956)	5,035	(7,921)